Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments to Suppliers [Line Items]
Total payments	€ 29,236	€ 31,080	€ 35,450
Telefonica, S.A.
Payments to Suppliers [Line Items]
Weighted average maturity period	54 days	53 days
Ratio of payments	56 days	55 days
Ratio of outstanding invoices	42 days	40 days
Total payments	€ 7,671	€ 7,311
Outstanding invoices	€ 1,264	€ 1,164